Nature of Business and Summary of Significant Accounting Policies - Summary of Changes in Estimated Fair Value of Redeemable Preferred Stock Warrants (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Changes In Fair Value Of Warrant Liability [Abstract]
Beginning balance	$ 2,667	$ 1,243	$ 968
Issuance of redeemable preferred stock warrants			213
Net increase in fair value	3,071	1,424	62
Amount reclassified to shareholders' equity upon exercise	(5,738)
Ending balance		$ 2,667	$ 1,243